License Rights (Details)	12 Months Ended						12 Months Ended				1 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2013 Licensing Rights CNY	Dec. 31, 2012 Licensing Rights CNY	Dec. 31, 2011 Licensing Rights CNY	Dec. 31, 2013 License rights other than World of Warcraft CNY	Dec. 31, 2012 License rights other than World of Warcraft CNY	Dec. 31, 2011 Blizzard StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos/Battle.net platform USD ($)	Dec. 31, 2011 Blizzard StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos/Battle.net platform CNY	Dec. 31, 2008 Blizzard StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos/Battle.net platform USD ($)	Dec. 31, 2008 Blizzard StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos/Battle.net platform CNY	Mar. 31, 2012 Blizzard World of Warcraft License Agreement CNY	Apr. 30, 2009 Blizzard World of Warcraft License Agreement USD ($)	Apr. 30, 2009 Blizzard World of Warcraft License Agreement CNY	Aug. 31, 2008 Shanghai EaseNet Blizzard StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos games	Aug. 31, 2008 Shanghai EaseNet Blizzard StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos/Battle.net platform
License Rights
Number of personal computer strategy games agreed to be licensed														3
Estimated useful lives of assets												3 years	3 years		3 years
Extension in license term											3 years				1 year
Payment of license fee to Blizzard							$ 6,000,000	39,300,000	$ 4,000,000	27,500,000	0	$ 30,000,000	204,800,000
Impairment provision for license rights	50,316,000							50,300,000
Percentage of impaired assets included in provision							100.00%	100.00%
Foregoing license rights
Payment for license rights		271,582,000	271,582,000
Accumulated amortization		(221,266,000)	(221,266,000)
Impairment provision for license rights other than World of Warcraft					(50,316,000)	(50,316,000)
Total		0	0
Total amortization expense		0	49,000,000	84,700,000